Restructuring Expenses - Restructuring and Other Costs Expected to Incurred or Accrued (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Amounts expected to be incurred	$ 9,433,514
Amounts incurred in:	6,212,936	598,037	1,702,834
Cumulative amount incurred as of December 31, 2012	8,513,936
Workforce Reduction [Member]
Restructuring Cost and Reserve [Line Items]
Amounts expected to be incurred	5,641,100
Amounts incurred in:	4,158,032	521,632	961,437
Cumulative amount incurred as of December 31, 2012	5,641,100
Excess Facilities [Member]
Restructuring Cost and Reserve [Line Items]
Amounts expected to be incurred	356,154
Amounts incurred in:			356,154
Cumulative amount incurred as of December 31, 2012	356,154
Other Exit Costs [Member]
Restructuring Cost and Reserve [Line Items]
Amounts expected to be incurred	3,436,260
Amounts incurred in:	2,054,904	76,405	385,243
Cumulative amount incurred as of December 31, 2012	$ 2,516,552